S000076779 [Member] Expense Example - iShares High Yield Corporate Bond BuyWrite Strategy ETF - iShares High Yield Corporate Bond BuyWrite Strategy ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 859